Other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Receivables
Other receivables

Note 4 – Other receivables

Other receivables consisted of the following as of June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Other receivables	$-	$37
Deposits	$5,795	$158
Prepayments	$561,203	$579,920
Total other receivables	$566,998	$580,115

As of June 30, 2022, the amount of $566,998 on other receivables are receivables are non-related party transactions and outstanding balances.

Note 4 – Other receivables

Other receivables consisted of the following as of December 31, 2021 and December 31, 2020.

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Other receivables	$37	$-
Deposits	$158	$-
Prepayments	$579,920	$-
Total other receivables	$580,115	$-

As of December 31, 2021, the amount of $580,115 on other receivables are receivables are non-related party transactions and outstanding balances.